Summary of Information on Direct Subsidiaries, Joint Arrangements and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureInvestmentsLineItems [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Shareholders'equity (deficit)	$ 69,812	$ 59,876	$ 74,215	$ 73,175
Net income for the year	$ 19,986	$ 948	$ 10,363
Petrobras International Braspetro Pibbv [Member] | Exploration And Production Refining Transportation And Marketing Gas And Power And Distribution Segment [Member] | NETHERLANDS
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Several
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 48,950
Net income for the year	$ 1,896
Country	Netherlands
Petrobras Transporte S A Transpetro [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 1,104
Net income for the year	$ 226
Country	Brazil
Petrobras Logistica De Exploracao E Producao S A P B L O G [Member] | Exploration And Production Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 67
Net income for the year	$ 260
Country	Brazil
Petrobras Gas S A Gaspetro [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Shareholders'equity (deficit)	$ 405
Net income for the year	$ 46
Country	Brazil
Petrobras Biocombustivel S A [Member] | Biofuels Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 215
Net income for the year	$ (45)
Country	Brazil
Araucaria Nitrogenados S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 26
Net income for the year	$ 4
Country	Brazil
Termomacae Ltda [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 88
Net income for the year	$ 10
Country	Brazil
Braspetro Oil Services Company Brasoil [Member] | Corporate Segment [Member] | CAYMAN ISLANDS
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 111
Net income for the year	$ 1
Country	Cayman Islands
Termobahia S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	98.85%
Proportion of voting rights held in subsidiary	98.85%
Shareholders'equity (deficit)	$ 106
Net income for the year	$ 6
Country	Brazil
Baixada Santista Energia S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 50
Net income for the year	$ (4)
Country	Brazil
Petrobras Comercializadora De Energia Ltda P B E N [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Shareholders'equity (deficit)	$ 12
Net income for the year	$ 6
Country	Brazil
Petrobras Comercializadora De Energia Ltda P B E N [Member] | Corporate Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	100000000.00%
Country	Brazil
Fundo De Investimento Imobiliario R B Logistica F I I [Member] | Exploration And Production Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	E&P
Proportion of ownership interest in subsidiary	99.20%
Proportion of voting rights held in subsidiary	99.15%
Shareholders'equity (deficit)	$ 9
Net income for the year	$ 7
Country	Brazil
Petrobras Negocios Eletronicos S A E Petro [Member] | Corporate Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	72.00%
Proportion of voting rights held in subsidiary	49.00%
Shareholders'equity (deficit)	$ 6
Net income for the year	$ 3
Country	Brazil
Transportadora Brasileira Gasoduto Brasil Bolivia [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	51.00%
Proportion of voting rights held in subsidiary	51.00%
Net income for the year	$ 150
Country	Brazil
Refinariade Mataripe S A [Member] | R Tand M [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Parana Xisto S A [Member] | R Tand M [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Refinaria De Mucuripe S A [Member] | R Tand M [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Refinariade Manaus S A [Member] | R Tand M [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	100.00%
Proportion of voting rights held in subsidiary	100.00%
Country	Brazil
Associacao Petrobras De Saude [Member] | Corporate Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	93.47%
Proportion of voting rights held in subsidiary	93.47%
Shareholders'equity (deficit)	$ 89
Country	Brazil
Fabrica Carioca De Catalizadores S A F C C [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 52
Net income for the year	$ 22
Country	Brazil
Ibiritermo S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 13
Net income for the year	$ 4
Country	Brazil
Logum Logistica S A [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RlT&M
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ 159
Net income for the year	$ (21)
Country	Brazil
Petrocoque S A Industria E Comercio [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 21
Net income for the year	$ 46
Country	Brazil
Refinaria De Petroleo Riograndense S A [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	33.20%
Proportion of voting rights held in subsidiary	33.33%
Shareholders'equity (deficit)	$ 7
Country	Brazil
Brasympe Energia S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 13
Net income for the year	$ 3
Country	Brazil
Brentech Energia S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Shareholders'equity (deficit)	$ (4)
Net income for the year	$ (22)
Country	Brazil
Metanol Do Nordeste S A Metanor [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	34.54%
Proportion of voting rights held in subsidiary	50.00%
Shareholders'equity (deficit)	$ 15
Net income for the year	$ 6
Country	Brazil
Companhia De Coque Calcinado De Petroleo S A Coquepar [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	45.00%
Proportion of voting rights held in subsidiary	45.00%
Country	Brazil
Participacoes Em Complexos Bioenergeticos S A P C B I O S [Member] | Error Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Corporate, others
Proportion of ownership interest in subsidiary	50.00%
Proportion of voting rights held in subsidiary	50.00%
Country	Brazil
Braskem S A [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	36.15%
Proportion of voting rights held in subsidiary	47.03%
Net income for the year	$ 2,501
Country	Brazil
U E G Araucaria Ltda [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	18.80%
Proportion of voting rights held in subsidiary	18.80%
Shareholders'equity (deficit)	$ 107
Net income for the year	$ 86
Country	Brazil
Deten Quimica S A [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	27.88%
Proportion of voting rights held in subsidiary	28.56%
Shareholders'equity (deficit)	$ 143
Net income for the year	$ 91
Country	Brazil
Energetica S U A P E I I [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Proportion of ownership interest in subsidiary	20.00%
Proportion of voting rights held in subsidiary	20.00%
Shareholders'equity (deficit)	$ 82
Net income for the year	$ 55
Country	Brazil
Nitroclor Ltda [Member] | Refining Transportation And Marketing Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	RT&M
Proportion of ownership interest in subsidiary	38.80%
Proportion of voting rights held in subsidiary	38.80%
Country	Brazil
Bioenergetica Britaruma S A [Member] | Gas And Power Segment [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	30.00%
Proportion of voting rights held in subsidiary	30.00%
Country	Brazil
Transportadora Sulbrasileirade Gas T S B [Member] | Gas And Power [Member] | Country of domicile [member]
DisclosureInvestmentsLineItems [Line Items]
Name of subsidiary	Gas & Power
Proportion of ownership interest in subsidiary	25.00%
Proportion of voting rights held in subsidiary	25.00%
Shareholders'equity (deficit)	$ 2
Net income for the year	$ 1
Country	Brazil